T. ROWE PRICE Target 2010 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 64.0%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  16,217 3,521 1,909 3,310,925 17,449
New Income Fund  14,455 2,752 1,384 1,632,735 15,168
International Bond Fund (USD
Hedged)  4,990 989 484 542,167 5,243
Dynamic Global Bond Fund  3,433 930 347 400,220 3,850
Emerging Markets Bond Fund  3,778 839 380 378,955 3,717
High Yield Fund  3,421 610 496 530,904 3,382
Floating Rate Fund  1,798 664 190 238,002 2,251
U.S. Treasury Long-Term Index
Fund  1,098 620 167 141,124 1,557
Total Bond Mutual Funds (Cost $52,670) 52,617
EQUITY MUTUAL FUNDS 33.5%
T. Rowe Price Funds:
Value Fund  3,090 2,891 539 108,984 4,908
Equity Index 500 Fund  8,145 919 2,611 40,366 4,651
Growth Stock Fund (2) 2,772 2,273 355 44,377 3,992
International Value Equity Fund  2,356 399 256 152,565 2,308
Overseas Stock Fund  2,192 352 241 168,086 2,109
International Stock Fund  2,057 430 224 100,301 1,857
Mid-Cap Value Fund  1,150 256 126 35,187 1,194
Mid-Cap Growth Fund (2) 1,090 298 151 10,172 1,050
Real Assets Fund  786 126 88 55,339 827
Emerging Markets Stock Fund  1,158 227 268 19,173 809
Emerging Markets Discovery
Stock Fund  427 554 64 57,265 807
Small-Cap Stock Fund  769 162 64 12,171 762
Small-Cap Value Fund  758 153 97 12,883 743
New Horizons Fund (2) 584 175 51 8,526 544
U.S. Large-Cap Core Fund  281 372 77 15,826 521
U.S. Equity Research Fund  – 449 12 10,051 419
Total Equity Mutual Funds (Cost $21,783) 27,501
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  – 940 932 86 8
Total Other Mutual Funds (Cost $8) 8

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 2,528 2,881 3,358 2,050,507 2,051
Total Short-Term Investments (Cost $2,051) 2,051
Total Investments in Securities 100.0%
(Cost $76,512) $ 82,177
Other Assets Less Liabilities (0.0)% (33)
Net Assets 100.0% $ 82,144
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of these financial statements
.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 41 $ (166) $ 82
Emerging Markets Bond Fund  (21) (520) 141
Emerging Markets Discovery Stock Fund  11 (110) 15
Emerging Markets Stock Fund  81 (308) 20
Equity Index 500 Fund  2,238 (1,802) 68
Floating Rate Fund  (3) (21) 66
Growth Stock Fund  371 (698) —
High Yield Fund  (2) (153) 153
International Bond Fund (USD Hedged)  61 (252) 81
International Stock Fund  138 (406) 34
International Value Equity Fund  23 (191) 76
Limited Duration Inflation Focused Bond Fund  141 (380) 698
Mid-Cap Growth Fund  140 (187) —
Mid-Cap Value Fund  101 (86) 19
New Horizons Fund  99 (164) —
New Income Fund  137 (655) 215
Overseas Stock Fund  35 (194) 55
Real Assets Fund  6 3 22
Small-Cap Stock Fund  61 (105) 3
Small-Cap Value Fund  65 (71) 8
Transition Fund  6 — —
U.S. Equity Research Fund  4 (18) 2
U.S. Large-Cap Core Fund  43 (55) 5
U.S. Treasury Long-Term Index Fund  (38) 6 20
Value Fund  506 (534) 67
U.S. Treasury Money Fund, 0.14% — — 1
Totals $ 4,244# $ (7,067) $ 1,851+
# Capital gain distributions from mutual funds represented $1,985 of the net realized gain (loss).
+ Investment income comprised $1,851 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Target 2010 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F183-054Q3 02/22